SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

As further described in the Company’s Current Report on Form 8-K filed with the SEC on July 1, 2013 that on November 27, 2012, the Company entered into an agreement with the Suncoast Shareholder, effective as of September 11, 2012 (the “Suncoast Effective Time”), pursuant to which the parties agreed that the Suncoast Shareholder failed to relinquish control of Suncoast to the Company and that the Suncoast Exchange Transaction was never effectively consummated. Accordingly, the Suncoast Shareholder returned the Suncoast Exchange Shares to the Company on November 27, 2012 and the parties agreed that the Suncoast Shares have remained under the ownership of the Suncoast Shareholder since the Suncoast Effective Time.

On June 18, 2013, the Company entered into and closed a securities purchase agreement with an accredited investor (the “Investor”), pursuant to which the Company issued to the Investor a promissory note in the principal amount of $200,000 (the “Note”), and five-year warrants to purchase an aggregate of 1,100,000 shares of common stock with an exercise price of $0.01. Repayment of the Note is due June 18, 2014 and bears an interest at the rate of 8% per year, which is payable upon maturity of the note.

On June 19, 2013, the Company entered into a share exchange agreement (the “Exchange Agreement”) with Shades of Fragrances, Inc. (“SOF”) and Omniscent Corp. (“OMNI”) (the sole shareholder of SOF). Pursuant to the Share Exchange Agreement, which closed on June 21, 2013, the Company issued 24,000,000 shares of common stock to OMNI, resulting in a change in control of the Company, in exchange for 1,000,000 shares of common stock of SOF, representing 100% of the issued and outstanding capital stock of SOF, and SOF thus became a wholly-owned subsidiary of the Company.

 SOF is a Florida corporation formed May 14, 2013, which now owns the federal registered trademark (Registration No. 277316) “Phantom” for perfumes and fragrances.

In connection with the Share Exchange Agreement, on June 19, 2013, Sean Lyons resigned as officer of the Company and Lucien Lallouz (the President and owner of SOF.) was appointed Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Secretary, Treasurer and President of the Company.

 In connection with the Share Exchange Agreement, on June 19, 2013, the Company issued a convertible promissory note (the “Convertible Note”), in the principal amount of $100,000, to various parties. The Convertible Note is convertible into shares of the Company’s common stock at a variable conversion price equal to 80% of the closing price of the common stock for the trading day preceding the conversion date. Repayment of the Convertible Note is due in monthly installments, each in the amount of 10% of the principal amount, commencing June 19, 2014.

On June 19, 2013 a stock purchase agreement was executed with Sean Lyons purchasing 100% interest in Daily Shades Inc. a subsidiary of Shades Holdings Inc. in consideration of 19,600,000 shares of common stock in Shades Holdings Inc.

On July 8, 2013 Mr. Lucien Lallouz was elected to the Company's Board of Directors.

On July 12, 2013 the Company issued 100,000 shares of the Company's common stock for services previously rendered to Bush Ross, P.A.

On July 12, 2013, the Company entered into Consulting Agreements with each of Sean Lyons, R D Diamond Consulting Group, Inc. and CTP Advisors (the “Consultant s”) pursuant to which the Consultants will provide consulting services to the Company, as described in their respective agreements, for a period of one year. In consideration for their services, Mr. Lyons received 614,666 shares of the Company's common stock and R D Diamond and CTP Advisors received 366,667 shares of the Company's common stock for services rendered.

The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On June 24, 2013, the Company paid $40,000 to Asher Enterprises, Inc. in full satisfaction of the convertible note issued on September 11, 2012 that was issued in the original amount of $32,500.